SCOPE OF CONSOLIDATION - Impairment of Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 206	$ 205	$ 4,764
Kalagadi Manganese (Propriety) Ltd
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			283
Cumulative unrecognised share of losses of joint ventures		9
Kalagadi Manganese (Propriety) Ltd | Investments accounted for using equity method
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			$ 205
Discount rate used in current estimate of value in use			12.48%
Kalagadi Manganese (Propriety) Ltd | Loan and receivables
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		$ 14	$ 78
Comvex
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate		28.24%
Comvex | Investments accounted for using equity method
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		$ 14
Condesa Tubos S.L.
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate	29.00%
Condesa Tubos S.L. | Investments accounted for using equity method
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			$ 69
Discount rate used in current estimate of value in use			13.91%
Period of cash flows used in current estimate of value in use			5 years
Condesa Tubos S.L. | Loan and receivables
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			$ 69
Northern Cape Iron Ore Mining Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate			25.00%
Northern Cape Iron Ore Mining Project | Investments accounted for using equity method
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			$ 22